SHARE CAPITAL: (Tables)	6 Months Ended
Jun. 30, 2023
Stockholders' Equity Note [Abstract]
Schedule of Assumptions Used to Estimate Fair Value
2023
Value of one ordinary share	$3.8
Dividend yield	0%
Expected volatility	56%
Risk-free interest rate	4.1%
Expected term	7 years